Schedule of Employee Benefit Plans (Details) - Future NRG Sdn. Bhd. [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions	$ 28,433	$ 97,826	$ 86,105
Total employee benefit plan expense		11,201	6,272
Total statutory contribution expense	8,487	505	4,347
EPF [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions		9,345	5,176
Total statutory contribution expense	7,083	474	3,781
SOCSO [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions		1,013	650
Total statutory contribution expense	766	14	244
EIS [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions		116	74
Total statutory contribution expense	88	2	28
HRDF [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions		728	373
Total statutory contribution expense		15	295
Human Resource Development Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions
Total statutory contribution expense	$ 550